Property, Plant and Equipment	6 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Buildings	13,699,913	12,863,535
Machinery	58,997,937	55,256,545
Vehicles	249,245	277,176
Plant and equipment	5,002,926	4,443,682
Software	86,977	81,471
Construction in progress	916,538	926,379
	78,953,536	73,848,788
Less: Accumulated depreciation	(30,827,427)	(27,240,599)

Property, plant and equipment, net	48,126,109	46,608,189

Buildings with net book value of approximately $254,452 and $238,342 were used as collateral of short term bank borrowings as at December 31, 2017 and June 30, 2017.

The depreciation expenses for the six months ended December 31, 2017, 2016 and 2015 were $2,596,764, $1,889,462 and $3,399,115, respectively.

The impairment losses recognized on plant and equipment which were no more use for future production for the six months ended December 31, 2017, 2016 and 2015 were nil, nil and nil, respectively.